Consolidated Statements of Comprehensive Loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Loss for the year	€ (146,253)	€ (239,751)	€ (76,452)
Items that may be subsequently reclassified to profit or loss
- Currency translation differences, net of tax	4,109	(1,616)	(7,612)
Items that will not be subsequently reclassified to profit or loss
- Employee benefit obligations: change in value resulting from actuarial gains/(losses), net of tax	(1,251)	1,813	(438)
Total comprehensive loss for the year	(143,395)	(239,554)	(84,502)
Attributable to:
- Owners of the Company	(126,741)	(218,040)	(72,114)
- Non-controlling interests	€ (16,654)	€ (21,514)	€ (12,388)